RELATED PARTY TRANSACTIONS - Borrowings from Related Parties and Interest Expense (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 0	$ 233,811
Repayments made for related parties' borrowings	0	233,811
Borrowings from Related Parties and Interest Expense
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 0	233,811
Repayments made for related parties' borrowings		$ 233,811